CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

NOTE 6 – CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

As of December 31, 2021, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

December 31, 2021
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	31,167
10% Convertible note payable, due April 23, 2022 – Related Party	144,951
10% Convertible note payable, due August 6, 2022 – Bridge Investor	188,319
364,437
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	118,958
5% Convertible note payable – Related Party	276,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	275,753
5% Convertible note payable – CEO, CTO* & CFO– Related Parties	90,357
5% Convertible note payable – Bridge Investors	185,122
946,423

August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	256,634
5% Convertible note – Bridge investors	381,123
5% Convertible note – CFO – Related Party	76,531
714,288

Other Debt
Short term debt from CEO	20,000
Short term debt – Bridge investors	265,000
Short term debt from CFO – Related Party	45,050
Short term debt – Autotelic Inc– Related Party	20,000
Accrued Interest on Loans	9,212
359,262
Total of debentures, notes and other debt	$2,384,410

*	The CTO was a related party till July 2021, when he resigned as the CTO due to health reasons.

As of December 31, 2020, convertible debentures and notes, net of debt discount, consist of the following amounts:

December 31, 2020
Convertible debentures
10% Convertible note payable, due June 12, 2022 – Peak One	$-
10% Convertible note payable, due April 23, 2022 - TFK	39,065
10% Convertible note payable, due April 23, 2022 – Related Party	14,256
10% Convertible note payable, due April 23, 2022 – Bridge Investor	69,848
10% Convertible note payable, due August 6, 2022 – Bridge Investor	168,421
291,590
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	213,046
5% Convertible note payable – Related Party	263,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	263,253
5% Convertible note payable – CEO, CTO & CFO – Related Parties	86,257
5% Convertible note payable – Bridge Investors	176,722
1,003,011
Other Debt
Short term debt from CFO – Related Party	25,000
Short term debt from CEO – Related Party	20,000
Other short term debt – Bridge Investor	50,000
95,000
Total of debentures, notes and other debt	$1,389,601

The gross principal balances on the convertible debentures listed above totaled $1,000,000 and included an initial debt discount totaling $800,140, resulting from the recording of the original issue discount, the related financing costs, the beneficial conversion feature (“BCF”) for the intrinsic value of the non-bifurcated conversion option and the restricted shares issued contemporaneously with the convertible notes.

Total amortization expense related to these debt discounts was $139,417 and $732,767 for the years ended December 31, 2021 and 2020, respectively. In addition, during the year ended December 31, 2021 and 2020, we recorded additional and accelerated amortization of debt discounts, which was created from the bifurcation of the conversion option related the host hybrid instruments of $24,491 and $332,351 upon the partial and/or full conversion of debt by Peak One and TFK to shares of the Company’s common stock. The total unamortized debt discount at December 31, 2021 and 2020, was approximately $35,564 and $200,205.

All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days during the year ended December 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. This gave rise to a derivative liability for the debt instrument. As of December 31, 2020, we had a derivative liability of approximately $777,000. The Company decreased the fair value of the derivative liability by approximately $292,000 during the year ended December 31, 2021. The Company also extinguished approximately $145,000 of derivative liability following the conversion of certain notes to the Company’s common stock during the year ended December 31, 2021.

The Company recorded additional derivative liability of approximately $870,000 during the year ended December 31, 2020 since the conversion option attached to certain notes became convertible into a variable number of shares of our common stock. The Company also extinguished approximately $679,000 of derivative liability following the conversion of certain notes to the Company’s common stock during the year ended December 31, 2020. Following the recognition as derivative liability of the embedded conversion options, the Company fully amortized the remaining unamortized beneficial conversion feature for approximately $232,000, recorded an initial $258,070 from the initial recognition of the debt discount following the bifurcation of the embedded conversion option. As of December 31, 2021 and 2020, the Company had a derivative liability of approximately $338,000 and $777,000, respectively and a change in fair value of approximately $295,000 and $45,100, respectively.

Bridge Financing

Peak One Financing

On April 17, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Peak One Opportunity Fund, L.P. (the “Buyer”, “Peak One”), for a commitment to purchase convertible notes in the aggregate amount of $400,000, pursuant to which, for an aggregate purchase price of $400,000, the Buyer purchased (a) Tranche #1 in the form of a Convertible Promissory Note in the principal amount of $200,000 (the “Convertible Note”) and (b) 350,000 restricted shares of the Company’s Common Stock (the “Shares”) (the “Purchase and Sale Transaction”). The Company used the net proceeds from the Purchase and Sale Transaction for working capital and general corporate purposes.

The Convertible Note has a principal balance of $200,000, including a 10%$ OID of $20,000 and $5,000 in debt issuance costs, receiving net proceeds of $175,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Tranche #1 Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times, reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the Tranche #1 Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the Convertible Note resulted in a discount from the beneficial conversion feature totaling $84,570, including $52,285 related to the beneficial conversion feature and a discount from the issuance of restricted stock of 350,000 shares for $32,285. Total amortization of these OID and debt issuance cost discounts totaled $84,376 for the year ended December 31, 2020. Total unamortized discount on this note was $0 as of December 31, 2020.

In June, 2019, the Company entered into an amendment of the Purchase Agreement (“Amendment #1”) in connection with the draw-down of the second tranche, and to provide for additional borrowing capacity under that agreement. Amendment #1 increased the borrowing amount up to $600,000, adding the ability to borrow an additional $200,000 in a third tranche.

In June, 2019, the Buyer purchased Convertible Note Tranche #2 (“Tranche #2”) totaling $200,000, including a 10% OID of $20,000 and a $1,000 debt issuance cost, receiving net proceeds of $179,000 against the April 17, 2019, Purchase Agreement with Peak One, with a maturity date of June 12, 2022. Amounts due under Tranche #2 are convertible at the same terms as Tranche #1 above.

In November, 2019, the Company and Peak One amended the Convertible Note under Tranche #1 to extend the date of conversion of the Convertible Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This amendment put a temporary hold on Peak One to convert the debt under Tranche 1. This restriction did not apply if Peak One opted to convert the Convertible Note at $0.10. The Company compensated Peak One 300,000 shares of the Company’s Common Stock for delaying the conversion until January 18, 2020. Such shares were issued to Peak One on November 14, 2019. Non-cash compensation expense of $60,000 was recorded for such issuance.

Peak One converted $200,000 of Tranche #1 out of their total debt into 2,581,945 shares of the Company during the year ended December 31, 2020. Further, Peak One converted $200,000 of Tranche #2 of their total debt into 2,000,000 shares of the Company during the year ended December 31, 2020. As such, the total outstanding debt for Peak One was $0 as of December 31, 2020.

The issuance of Tranche #2 resulted in a discount from the beneficial conversion feature totaling $180,000, including $132,091 related to the conversion feature and a discount from the issuance of restricted stock of 350,000 shares for $47,909. Total amortization of these OID and debt issuance cost discounts totaled $37,046 for the year ended December 31, 2019. Total unamortized discount on this note was $163,954 as of December 31, 2019. Total amortization of these OID and debt issuance cost discounts totaled $55,208 for the twelve months ended December 31, 2020. Total unamortized discount on this note was $108,746 as of December 31, 2020.

TFK Financing

On April 23, 2019, the Company, entered into a Convertible Note (the “TFK Note”) with TFK Investments, LLC (“TFK”). The TFK Note has a principal balance of $200,000, including a 10% OID of $20,000 and $5,000 in debt issuance costs, receiving net proceeds of $175,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “TFK Conversion Shares”) of the Company’s Common Stock at any time, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the TFK Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the TFK Note resulted in a discount from the beneficial conversion feature totaling $84,570, including $52,285 related to the beneficial conversion feature and a discount from the issuance of restricted, stock of 350,000 shares for $32,285. Total amortization of these OID and debt issuance cost discounts totaled $3,015 and $81,362 for the year ended December 31, 2021 and 2020. Total unamortized discount on this note was $0 and $3,015 as of December 31, 2021 and 2020.

In November 2019, the Company and TFK amended the TFK Convertible Note to extend the date of conversion of the Convertible Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This restriction did not apply if TFK wished to convert the Convertible Note at $0.10 per share. The Company compensated TFK 300,000 shares of the Company’s Common Stock for delaying the conversion until January 8, 2020. Such shares were issued to TFK on November 14, 2019. Non-cash compensation expense of $60,000 was recorded for such issuance.

TFK converted $133,430 of their total debt into 1,950,000 shares of common stock of the Company during the year ended December 31, 2020. As such, the total gross outstanding debt for TFK was approximately $67,000 as of December 31, 2020. TFK had a balance of approximately $109,000 related to the derivative liability as of December 31, 2020. During the year ended December 31, 2021, the Company recorded approximately $38,000 as an increase in fair value for the derivative liability, leaving a balance associated with TFK of approximately $145,000 of derivative liability. During the year ended December 31, 2021, TFK converted their remaining debt balance of approximately $65,000 into 657,200 shares of common stock. In connection with the conversion, the Company reclassified $145,000 of derivative liability to equity. The balance outstanding on the TFK debt amounted to $0 at December 31, 2021.

Notes with a Related Party and Bridge Investor

In April 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO, a related party, and the Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000.

In April 2019, the Company entered into a convertible note with our Chief Executive Officer, Vuong Trieu, Ph. D. (the “Trieu Note”). The Trieu Note has a principal balance of $164,444, including a 10% OID of $16,444, resulting in net proceeds of $148,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Trieu Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at a conversion price of $0.10 per share (the “Fixed Price”), at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the Trieu Note resulted in a discount from the beneficial conversion feature totaling $131,555 related to the conversion feature. Total amortization of the 10% OID discount and beneficial conversion feature totaled $75,103 and $5,464 for the year ended December 31, 2021 and 2020. Total unamortized discount on this note was $19,493 and $7,199 as of December 31, 2021 and 2020.

On April 23, 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. Tranche #1 has a principal balance of $35,556, an OID of $3,556, resulting in net proceeds of $32,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into shares (the “Bridge SPA Conversion Shares”) of the Company’s Common Stock at any time, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $28,445. Total amortization of the OID and discount totaled $16,911 and $1,344 for the year ended December 31, 2021 and 2020. Total unamortized discount on this note was $4,389 and $1,393 as of December 31, 2021 and 2020.

On August 6, 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. Tranche #2 has a principal balance of $200,000, an OID of $20,000 and debt issuance costs of $5,000, resulting in net proceeds of $175,000, with a maturity date of August 6, 2022. Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into Bridge Conversion Shares of the Company’s Common Stock at any time, at the option of the holder, at a conversion price equal to the Fixed Price, at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $175,000. Total amortization of the OID and discount totaled $19,898 and $159,860 for the year ended December 31, 2021 and 2020. Total unamortized discount on this note was $11,681 and $13,315 as of December 31, 2021 and 2020.

All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the year ended December 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. As of December 31, 2021, Peak One and TFK had fully converted their notes.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing, raising an additional $500,000 bringing the gross proceeds of all debt financings under the Fall 2019 Debt Financing to $1,000,000. The Company entered into those certain Note Purchase Agreements (the “Fall 2019 Note Purchase Agreements”) with certain accredited investors and the officers of the Company for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Fall 2019 Note Purchase Agreements in November 2019. The Company issued Fall 2019 Notes in the principal amount of $250,000 to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing of the Fall 2019 Debt Financing, the Company issued Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer, all related parties as Officers of the Company, and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah were converted into debt. The Company also issued the Fall 2019 Notes of $168,000 to two accredited investors. The Company repaid $0 and $100,000 of principal in the three and twelve ended December 31, 2021. The total unamortized principal amount of the Fall 2019 Notes was $850,000 and $950,000 as of December 31, 2021 and 2020, respectively.

All the Fall 2019 Notes provided for interest at the rate of 5% per annum and are unsecured. All amounts outstanding under the Fall 2019 Notes became due and payable upon the approval of the holders of a majority of the principal amount of outstanding Fall 2019 Notes (the “Majority Holders”) on or after (a) November 23, 2020 or (b) the occurrence of an event of default (either, the “Maturity Date”). The Majority Holders have waived the default in the maturity of the Fall 2019 Notes and as such there is no event of default. The Company had the option to prepay the Fall 2019 Notes at any time. Events of default under the Fall 2019 Notes included failure to make payments under the Fall 2019 Notes within thirty (30) days of the date due, failure to observe of the Fall 2019 Note Purchase Agreement or Fall 2019 Notes which is not cured within thirty (30) days of notice of the breach, bankruptcy, or a change in control of the Company (as defined in the Fall 2019 Note Purchase Agreement).

The Majority Holders had the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding. The issuance of the Fall 2019 notes resulted in a discount from the BCF totaling $222,222 related to the conversion feature. Total amortization of the discount totaled $0 and $200,000 for the year ended December 31, 2021 and 2020. Total unamortized discount on this note was $0 as of December 31, 2021 and 2020.

Further, the Company recorded interest expense of $43,412 and $49,142 on these Fall 2019 Notes for the year ended December 31, 2021 and 2020. The total amount outstanding under the Fall 2019 Notes, net of discounts and including accrued interest thereon, as of December 31, 2021 and 2020 was $946,424 and $1,003,011, respectively.

Geneva Roth Remark Notes

In May and June 2021, the Company entered into Securities Purchase Agreement with Geneva Roth Remark Holdings Inc. (“Geneva”), whereby the Company issued two convertible notes in the aggregate principal amount of $307,500 convertible into shares of common stock of the Company with additional tranches of financing of up to $1,200,000 in the aggregate term of the note. The convertible notes carry a six (6%) percent coupon and a default coupon of 22%, and both mature one year from issuance. Geneva has the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following issuance date and ending on the maturity date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at sixty five (65%) percent multiplied by the lowest two (2) daily volume weighted average price over the fifteen (15) consecutive trading days. The convertible notes carry a put feature, at the option of Geneva, whereby upon the occurrence of certain events of default, the convertible notes repayment should be accelerated, in the amount of principal plus accrued but unpaid interest plus default interest, in cash with premium.

The notes were prepaid in December 2021 and the Company recorded interest expense, including prepayment penalty of $75,195. There was no similar expense recorded in 2020. The total amount outstanding under the Geneva Notes as of December 31, 2021was $0.

Paycheck Protection Program

In April 2020, the Company received loan proceeds in the amount of $250,000 under the Paycheck Protection Program (“1st PPP”) which was established under the Coronavirus Aid, Relief and Economic Security (“CARES”) Act and is administered by the Small Business Administration (“SBA”). The 1st PPP provides loans to qualifying businesses in amounts up to 2.5 times the average monthly payroll expenses and was designed to provide direct financial incentive to qualifying businesses to keep their workforce employed during the Coronavirus crisis. The Payment Protection Plan loans (“PPP Loans”) are uncollateralized and guaranteed by the SBA and forgivable after a “covered period” (8 weeks or 24 weeks) as long as the borrower maintained its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent and utilities. The forgiveness amount would be reduced if the borrower terminated employees or reduced salaries and wages more than 25% during the covered period. Any unforgiven portion was payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrowers loan forgiveness amount to the lender, or if the borrower did not apply for forgiveness, 10 months after the covered period. PPP loans provide for customary events of default, including payment defaults, breach of representations and warranties, and insolvency events and may be accelerated upon occurrence of one or more of these events of default. Additionally, the PPP Loans do not include prepayment penalties.

The Company met the 1st PPP loan forgiveness requirements and on August 7, 2021 applied for forgiveness. On Aug 17, 2021, the Company received the 1st PPP loan forgiveness approval from the lender and wrote off the loan outstanding amount inclusive of interest accrued, in the amount of $253,347. The Company recorded the amount forgiven as forgiveness income within the other income (expense) section of its statement of operations. The balance outstanding on 1st PPP loan, inclusive of accrued interest, was $0 and $251,733 on December 31, 2021 and December 31, 2020, respectively.

In July 2021, the Company’s wholly owned subsidiary, PointR, received loan proceeds in the amount of $92,995 under the PPP (“2nd PPP”). The 2nd PPP was at terms similar to the 1st PPP. The Company met the 2nd PPP loan forgiveness requirements and received the 2nd PPP loan forgiveness approval from the lender on December 8, 2021 and wrote off the loan outstanding amount inclusive of interest accrued, in the amount of $93,413. The Company recorded the amount forgiven as forgiveness income within the other income (expense) section of its statement of operations. The balance outstanding on the 2nd PPP loan was $0 and $0 on December 31, 2021 and 2020, respectively

The SBA reserves the right to audit any PPP loan, regardless of size. These audits may occur after the forgiveness has been granted. In accordance with the CARES Act, all borrowers are required to maintain their PPP loan documentation for six years after the loan was forgiven or repaid in full and to provide that documentation to the SBA upon request.

GMP Notes

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and is personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note’s maturity of the GMP Note, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to June 30, 2022. GMP does not have the option to convert prior to the GMP Note’s maturity. Such financing will be utilized solely to fund the clinical trial. The Company’s liability under GMP Note commenced to accrue when GMP first began to pay for services related to the clinical trial to our third-party clinical research organization, up to a maximum of $2 million. GMP has been invoiced by the clinical research organization for the full $2 million as of December 31, 2021 and as such the Company has recognized the liability as a convertible debt.

In September 2021, the Company secured a further $1.5 million in debt financing, evidenced by a one-year convertible note (the “GMP Note 2”) from GMP, to fund the same clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note 2’s maturity one year from the date of the GMP Note 2, at the Company’s Common Stock price on the date of conversion with no discount. GMP does not have the option to convert prior to the GMP Note 2’s maturity at the end of one year. Such financing will be utilized solely to fund the clinical trial. As of September 30, 2021, GMP was invoiced by the clinical research organization for $0.5 million. GMP paid the clinical trial organization the first tranche of $0.5 million in October 2021.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “October 2021 Note”), which October 2021 Note is convertible into shares of the Company’s Common Stock.

The GMP Note 2 and the October 2021 Note carries an interest rate of 2% per annum and matures on the earlier of (a) the one-year anniversary of the date of the Purchase Agreement, or (b) the acceleration of the maturity by GMP upon occurrence of an Event of Default (as defined below). The GMP Note 2 and October 2021 Note contains a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of the GMP Note 2 and October 2021 Note into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion from GMP. Prepayment of the GMP Note 2 and October 2021 Note may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. The October Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, at GMP’s election, the outstanding principal amount of the GMP Note 2 and October 2021 Note, plus accrued but unpaid interest, will become immediately due and payable in cash. The October Purchase Agreement requires the Company to use of the proceeds received under the October 2021 Note to support the clinical development of OT-101, including payroll and has been made in continuation of the relationship between the Company and GMP.

The total principal outstanding on all the GMP notes, inclusive of accrued interest, was $4,069,781 and $2,060,493 as of December 31, 2021 and 2020, respectively.

August 2021 Convertible Notes

In August 2021, the Company entered into Note Purchase Agreements with Autotelic - a related party, our CFO – a related party, and certain accredited investors (the “August 2021 investors”), whereby the Company issued four convertible notes in the aggregate principal amount of $698,500 convertible into shares of common stock of the Company for net proceeds of $690,825. The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $0.18. The Company determined that the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the debt host instrument. Further, the Company determined that the embedded conversion feature meets the definition of a derivative but met the scope exception to the derivative accounting required under ASC 815 for certain contracts involving a reporting entity’s own equity.

As of December 31, 2021 and 2020, convertible notes, net of debt discount, consist of the following amounts:

	December 31, 2021	December 31, 2020

Autotelic - related party convertible note, 5% coupon August 2022	$256,634	$-
CFO convertible note – Related Party, 5% coupon August 2022	76,531
2 accredited investors convertible note, 5% coupon August 2022	381,123	-
	$714,288	$-

During the year ended December 31, 2021, the Company recognized approximately $16,000 of interest expense on the August 2021 Investors notes of which approximately $6,600 are attributable to related parties. No similar expense was recorded on such notes during the same periods of 2020.

November – December 2021 Financing

In November and December 2021, the Company entered into securities purchase agreement with five institutional investors, whereby the Company issued five convertible notes in the aggregate principal amount of $1,250,000 convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investors has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.07. The Company granted a total number of 9,615,385 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.13 up to five years after issuance. The Placement agent was also granted a total amount of 961,540 as part of a finder’s fee agreement.

As of December 31, 2021, and December 31, 2020, convertible notes under the November-December 2021 Financing, net of debt discount, consist of the following amounts:

	December 31, 2021	December 31, 2020

Mast Hill Convertible note, 12% coupon November 21	$250,000	$-
Talos Victory Convertible note, 12% coupon November 2021	250,000	-
First Fire Global Opportunities LLC Convertible note, 12% coupon, December 2021	250,000	-
Blue Lake Partners LLC Convertible note, 12% coupon, December 2021	250,000	-
Fourth Man LLC Convertible note, 12% coupon December 2021	250,000	-
Convertible notes, gross	$1,250,000	$-
Less: Debt discounts recorded	(1,250,000)	-
Amortization of debt discounts	76,994
Convertible notes, net of discounts	$76,994	-

The Company recognized approximately $10,300 and $0 of accrued interest during the year ended December 31, 2021, and 2020, respectively. The Company recognized approximately $77,000 and $0 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants and the beneficial conversion feature during the year ended December 31, 2021, and 2020, respectively.

The Company recorded an initial debt discount of approximately $0.3 million representing the intrinsic value of the conversion option embedded in the convertible debt instrument based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $0.1 million for the year ended December 31, 2021, which is included in interest expense in the consolidated statements of operations.

Other short-term advances

As of December 31, 2021, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2021
Short term advance from CEO – Related Party	$20,000
Short term advances – bridge investors	265,000
Short term advances from CFO – Related Party	45,050
Short term advance – Autotelic Inc. – Related Party	20,000
Accrued Interest on advances	9,212
$359,262

During the year ended December 31, 2020, the Company’s CEO provided additional funding of $70,000 to the Company, of which $50,000 was repaid before December 31, 2020. As such, $20,000 and $70,000 was outstanding at December 31, 2021 and December 31, 2020, respectively.

During the year ended December 31, 2021, Autotelic Inc. provided a short-term funding of $120,000 to the Company, which was repaid in 2021. In May 2021, Autotelic provided an additional short-term funding of $250,000 to the Company, which was converted into the August 2021 Notes. Autotelic provided an additional $20,000 short-term loan to the Company, and as such, $20,000 was outstanding and payable to Autotelic at December 31, 2021.

During the year ended December 31, 2021, the Company’s CFO, a related Party, provided short term advances of approximately $45,000. During the year ended December 31, 2020, the Company’s CFO had provided a short term advance of $25,000, which was repaid during the year ended December 31, 2021. As such approximately $45,000 and $25,000 was outstanding at December 31, 2021 and December 31, 2020, respectively.